Interest in Other Entities (Details) - Schedule of Purchase Price Allocation - USD ($)							12 Months Ended
	Dec. 06, 2023	Sep. 05, 2023	May 17, 2023	Oct. 30, 2022	Mar. 31, 2022	Feb. 02, 2022	Dec. 31, 2023	Mar. 21, 2023	Dec. 31, 2022	Aug. 30, 2022
Schedule of Purchase Price Allocation [Abstract]
Purchase price						$ 1,595,000	$ 530,000	$ 4,250
Adjusted equity		$ 649,000			$ (164,000)	(252,000)
Group’s share in %		36.08%
Group’s share		$ 234,000
Excess to allocate		530,000			1,169,000	1,847,000
Excess purchase price to allocate to technology						745,000
Goodwill					896,000	1,102,000	7,700,000
Total					1,169,000	$ 1,847,000
Cash consideration					300,000
Share consideration					400,000					$ 4,000
Fair value of former holdings		43,000			633,000
Total consideration	$ 250,000	764,000	$ 5,700,000	$ 2,000,000	1,333,000		1,250,000
Excess purchase price to allocate to IPR&D, net of deferred taxes					$ 273,000
Fair value of converted shares as of September 5, 2023		$ 721,000					$ 112,883,000		$ 111,322,000